UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/11 - 06/30/12


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION ==========
=========                          PORTFOLIO                          ==========


WELLS FARGO FUNDS

Ticker:                      Security ID:  94985D277
Meeting Date: JUN 08, 2012   Meeting Type: Special
Record Date:  FEB 29, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Agreement and Plan Of Reorganization    For       For          Management


--------------------------------------------------------------------------------

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949915219
Meeting Date: AUG 19, 2011   Meeting Type: Special
Record Date:  MAY 26, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds of The  For       For          Management
      Wells Fargo Advantage Small Cap Growth
      Fund (Target fund) and Acquisition Of
      All Of Assets Of Target Fund by The
      Wells Fargo Advantage Emerging Growth
      Fund (Acquiring Fund)


============= WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO =============


WELLS FARGO FUNDS

Ticker:                      Security ID:  94985D277
Meeting Date: JUN 08, 2012   Meeting Type: Special
Record Date:  FEB 29, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Agreement and Plan Of Reorganization    For       For          Management


--------------------------------------------------------------------------------

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949915219
Meeting Date: AUG 19, 2011   Meeting Type: Special
Record Date:  MAY 26, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds of The  For       For          Management
      Wells Fargo Advantage Small Cap Growth
      Fund (Target fund) and Acquisition Of
      All Of Assets Of Target Fund by The
      Wells Fargo Advantage Emerging Growth
      Fund (Acquiring Fund)


============ WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION =============
============                       PORTFOLIO                       =============


WELLS FARGO FUNDS

Ticker:                      Security ID:  94985D277
Meeting Date: JUN 08, 2012   Meeting Type: Special
Record Date:  FEB 29, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Agreement and Plan Of Reorganization    For       For          Management


--------------------------------------------------------------------------------

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949915219
Meeting Date: AUG 19, 2011   Meeting Type: Special
Record Date:  MAY 26, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds of The  For       For          Management
      Wells Fargo Advantage Small Cap Growth
      Fund (Target fund) and Acquisition Of
      All Of Assets Of Target Fund by The
      Wells Fargo Advantage Emerging Growth
      Fund (Acquiring Fund)


============= WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED ==============
=============                      PORTFOLIO                      ==============


WELLS FARGO FUNDS

Ticker:                      Security ID:  94985D277
Meeting Date: JUN 08, 2012   Meeting Type: Special
Record Date:  FEB 29, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Agreement and Plan Of Reorganization    For       For          Management


--------------------------------------------------------------------------------

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949915219
Meeting Date: AUG 19, 2011   Meeting Type: Special
Record Date:  MAY 26, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds of The  For       For          Management
      Wells Fargo Advantage Small Cap Growth
      Fund (Target fund) and Acquisition Of
      All Of Assets Of Target Fund by The
      Wells Fargo Advantage Emerging Growth
      Fund (Acquiring Fund)


============ WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED =============
============                       PORTFOLIO                       =============


WELLS FARGO FUNDS

Ticker:                      Security ID:  94985D277
Meeting Date: JUN 08, 2012   Meeting Type: Special
Record Date:  FEB 29, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Agreement and Plan Of Reorganization    For       For          Management


--------------------------------------------------------------------------------

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949915219
Meeting Date: AUG 19, 2011   Meeting Type: Special
Record Date:  MAY 26, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds of The  For       For          Management
      Wells Fargo Advantage Small Cap Growth
      Fund (Target fund) and Acquisition Of
      All Of Assets Of Target Fund by The
      Wells Fargo Advantage Emerging Growth
      Fund (Acquiring Fund)


============= WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY ==============
=============                      PORTFOLIO                      ==============


WELLS FARGO FUNDS

Ticker:                      Security ID:  94985D277
Meeting Date: JUN 08, 2012   Meeting Type: Special
Record Date:  FEB 29, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Agreement and Plan Of Reorganization    For       For          Management


--------------------------------------------------------------------------------

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  949915219
Meeting Date: AUG 19, 2011   Meeting Type: Special
Record Date:  MAY 26, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds of The  For       For          Management
      Wells Fargo Advantage Small Cap Growth
      Fund (Target fund) and Acquisition Of
      All Of Assets Of Target Fund by The
      Wells Fargo Advantage Emerging Growth
      Fund (Acquiring Fund)


========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: August 15, 2012



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.